13. Income Taxes - (Details - Schedule of income tax expense (benefit)) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0	$ 0
State and local					0	0
Foreign					0	74,356
Total current					0	74,356
Deferred:
Federal					0	0
State and local					0	0
Foreign					35,375	(59,412)
Total deferred					35,375	(59,412)
Total	$ 0	$ 0	$ 0	$ 0	$ 35,375	$ 14,944